CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - First Company Repurchase (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Equity, Class of Treasury Stock [Line Items]
Proceeds from the issuance of the Convertible Notes		$ 70,949
Series C
Equity, Class of Treasury Stock [Line Items]
Carrying amount per share	$ 14.00
Carrying amount of shares repurchased	$ 60,000
Series C | First Company Repurchase
Equity, Class of Treasury Stock [Line Items]
Proceeds from the issuance of the Convertible Notes			$ 10,000
Number of shares repurchased			714,286
Price per share			$ 14.00
Carrying amount per share			$ 6.41
Carrying amount of shares repurchased			$ 4,600
Adjustment to additional paid-in capital related to excess fair value paid over carrying amount			$ 5,400